Related Parties (Tables)	6 Months Ended
Jun. 30, 2013
Related Parties [Abstract]
Components of loans from related parties
	June 30,	December 31,
	2013	2012	2011
	(Unaudited)
Principal shareholders of the Company, unsecured, non-interest bearing, due on demand	$-	$-	$1,635
Promissory notes, 30% interest, maturing in September 2013, unsecured	1,450,000	350,000	825,761
Promissory note with company under common ownership by former owner of Tropical, 9.75% interest, monthly payments of interest only of $1,007, unsecured and personally guaranteed by officer, due November 2016	105,694	105,694	110,293

Former owner of ERFS, unsecured, non-interest bearing, due on demand	-	8,700	-

Former owners of RM Leasing, unsecured, non-interest bearing, due on demand	19,398	19,402	3,729
	1,575,092	483,796	941,418
Less: current portion of notes payable	(1,469,398)	(378,102)	(5,364)
Long term portion of notes payable, related parties	$105,694	$105,694	$936,054